Investments - Summary of Fair Value of Interest Acquired, and Remeasurement of Previous Equity Interest in Subsidiaries (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Nov. 30, 2018
Disclosure of detailed information about business combination [line items]
Total consideration paid	R$ 104
Previously held interest, valued at fair value on the acquisition date	1,768	R$ 1,637
Total	1,872	3,455
Intangible - Right to exploitation of the regulated activity	602
Fair value of other assets and liabilities identified	1,270
Total	1,872
Light [member]
Disclosure of detailed information about business combination [line items]
Total consideration paid	104
Previously held interest, valued at fair value on the acquisition date	1,511	1,511
Total	1,615	3,198
Intangible - Right to exploitation of the regulated activity	475
Fair value of other assets and liabilities identified	1,140
Total	1,615
Lightger [member]
Disclosure of detailed information about business combination [line items]
Previously held interest, valued at fair value on the acquisition date	257	126
Total	257	R$ 257
Intangible - Right to exploitation of the regulated activity	127
Fair value of other assets and liabilities identified	130
Total	R$ 257